Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 slord@statestreet.com

May 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 33-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated May 12, 2016 to the prospectuses for the following funds:

iShares Edge MSCI Min Vol EM Currency Hedged ETF

iShares Edge MSCI Min Vol Emerging Markets ETF

iShares Edge MSCI Min Vol Global ETF

iShares Edge MSCI Multifactor Emerging Markets ETF

The purpose of this filing is to submit the 497 dated May 12, 2016 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Lord
Sarah Lord cc: Benjamin Haskin, Esq.